Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents Balance (Detail) ¥ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands		Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 SGD ($)	Jun. 30, 2020 HKD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 SGD ($)	Dec. 31, 2019 HKD ($)
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents		¥ 2,062,524	$ 291,931			¥ 1,113,193
Others [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	[1]	1,265			$ 1,275	0			$ 0
RMB [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents		945,832				475,991
US$ [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents		1,081,460	$ 152,759			618,902	$ 88,716
SGD [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents		¥ 33,967		$ 6,685		¥ 18,300		$ 3,537

[1]	As of June 30, 2020, the other currencies consist of Hong Kong dollar, Brazilian real and Thai Baht.